Fees and Expenses	Jun. 25, 2025
Lazard Enhanced Opportunities Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard Enhanced Opportunities Portfolio—Fees and Expenses” in the Prospectus:
Expenses Restated to Reflect Current [Text]	Restated to reflect current expenses.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.95%	.95%	.95%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses
Dividend Expenses on Securities Sold Short[1,2]	.01%	.01%	.01%[4]
Borrowing Expenses on Securities Sold Short[1,3]	.03%	.03%	.03%[4]
Remainder of Other Expenses	.61%	1.38%	.61%[4]
Total Other Expenses	.65%	1.42%	.65%[4]
Acquired Fund Fees and Expenses	.01%	.01%	.01%
Total Annual Portfolio Operating Expenses	1.61%	2.63%	1.61%
Fee Waiver and/or Expense Reimbursement[5]	.36%	1.13%	.41%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,6]	1.25%	1.50%	1.20%

[1]	Restated to reflect current expenses.
[2]	Dividend Expenses on Securities Sold Short reflect dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to Lazard Asset Management LLC (the “Investment Manager”). Any dividends paid on securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.
[3]	Borrowing Expenses on Securities Sold Short result from the Portfolio’s use of custody arrangements to execute short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to the Investment Manager. Any borrowing expenses as a result of securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.
[4]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares.
[5]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.20%, 1.45% and 1.15% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[6]	Excluding Dividend and Borrowing Expenses on Securities Sold Short and Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.20%, 1.45% and 1.15% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Expense Example Narrative [Text Block]	The following replaces the table in “Example” in the “Summary Section—Lazard Enhanced Opportunities Portfolio—Example” in the Prospectus:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Institutional Shares	$ 127	$ 473	$ 842	$ 1,881
Open Shares	$ 153	$ 710	$ 1,294	$ 2,880
R6 Shares	$ 122	$ 468	$ 837	$ 1,877

Lazard US Equity Concentrated Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:
Expenses Restated to Reflect Current [Text]	Restated to reflect current expenses.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	.60%	.60%	.60%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.23%	.21%	.29%
Total Annual Portfolio Operating Expenses	.83%	1.06%	.89%
Fee Waiver and/or Expense Reimbursement[2]	.03%	.01%	.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	.80%	1.05%	.75%

[1]  Restated to reflect current management fees.

[2]  Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .80%, 1.05% and .75% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2026 until May 1, 2035, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

[3]	Restated to reflect current expenses.

Expense Example Narrative [Text Block]	The following replaces the table in “Example” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Example” in the Prospectus:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Institutional Shares	$ 82	$ 320	$ 577	$ 1,313
Open Shares	$ 107	$ 398	$ 711	$ 1,598
R6 Shares	$ 77	$ 304	$ 550	$ 1,255